Leases - Schedule of lessee, operating lease, liability, maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 6,266
2024	5,120
2025	3,635
2026	3,524
2027	2,826
2028 and thereafter	9,300
Total remaining lease payments	30,671
Less: Imputed interest	(7,439)
Total operating lease liabilities:	23,232
Current operating lease liability	6,081	$ 6,938
Non-current operating lease liability	$ 17,151	$ 20,937